NET LOSS PER SHARE OF COMMON STOCK (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Deep Medicine Acquisition Corp [Member]
SCHEDULE OF DILUTED LOSS PER SHARE OF COMMON STOCK

	For the Three Months Ended December 31, 2023		For the Three Months Ended December 31, 2022

Numerator:
Net (loss) income		$(359,954)	$577,351

Denominator:
Basic and diluted loss per share – Class A		$(0.08)	0.04
Basic and diluted loss per share – Class B	$	N/A	$0.04
Denominator for basic and diluted earnings per share – Weighted-average shares of Class A common stock issued and outstanding during the period		4,357,964	12,509,620
Denominator for basic and diluted earnings per share – Weighted-average shares of Class B common stock issued and outstanding during the period		-	2,884,478

	For the Nine Months Ended December 31, 2023		For the Nine Months Ended December 31, 2022

Numerator:
Net loss		$(891,865)	$257,372

Denominator:
Basic and diluted loss per share – Class A		$(0.20)	0.02
Basic and diluted loss per share – Class B	$	N/A	$0.02
Denominator for basic and diluted earnings per share – Weighted-average shares of Class A common stock issued and outstanding during the period		4,453,989	13,017,932
Denominator for basic and diluted earnings per share – Weighted-average shares of Class B common stock issued and outstanding during the period		-	3,070,164

	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022

Numerator:
Net loss	$(400,232)	$(414,045)

Denominator:
Basic and diluted loss per share – Class A	$(0.03)	(0.05)
Basic and diluted loss per share – Class B	$(0.03)	$(0.05)
Denominator for basic and diluted earnings per share - Weighted-average shares of Class A common stock issued and outstanding during the period	10,946,277	5,578,069
Denominator for basic and diluted earnings per share - Weighted-average shares of Class B common stock issued and outstanding during the period	2,313,390	3,162,500